Consolidated Balance Sheets (Parentheticals) - $ / shares	Aug. 31, 2022	Aug. 31, 2021
Class A Ordinary Shares
Par value (in dollars per share) (in Dollars per share)	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized (in shares)	40,000,000,000	37,703,157,984
Ordinary shares, shares issued (in shares)	14,611,659,561	4,321,229,545
Ordinary shares, shares outstanding (in shares)	14,611,659,561	4,321,229,545
Class B Ordinary Shares
Par value (in dollars per share) (in Dollars per share)	$ 0.000001	$ 0.000001
Ordinary shares, shares issued (in shares)		2,296,842,016
Ordinary shares, shares outstanding (in shares)		2,296,842,016